CONSOLIDATED STATEMENTS OF NONCONTROLLING INTEREST, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock issuance costs	$ 406	$ 406
Warrant liability		1,466	$ (3,538)
Series 2 Growth
Extinguishment of tranche rights liability			2,560
Series 3 Growth
Extinguishment of tranche rights liability			365
Stock issuance costs	329	329	289
Warrant liability	$ 744	$ 744	$ 677